Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Net income (loss)		$ 1,017,497	$ 1,080,353	$ 1,039,516
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,679,074	1,727,296	1,791,336
Asset impairment		44,186	61,286	81,607
Amortization of debt issuance costs and debt discount		64,185	65,420	55,768
Amortization of lease premium		12,314	13,632	19,836
Amortization of fair value adjustments on debt		(142,596)	(194,728)	(335,998)
Accretion of fair value adjustments on deposits and maintenance liabilities		21,606	31,360	55,210
Maintenance rights write-off (a)	[1]	287,119	539,772	652,111
Maintenance liability release to income		(228,081)	(302,408)	(421,332)
Net gain on sale of assets		(201,323)	(229,093)	(138,522)
Deferred income taxes		147,588	157,021	161,340
Restructuring related expenses		0	5,097	33,588
Other		134,022	120,489	121,700
Changes in operating assets and liabilities:
Trade receivables		19,839	(10,567)	40,065
Other assets		9,800	55,309	257,190
Accounts payable, accrued expenses and other liabilities		(24,858)	19,978	(32,183)
Net cash provided by operating activities		2,840,372	3,140,217	3,381,232
Purchase of flight equipment		(4,036,194)	(3,956,671)	(2,892,731)
Proceeds from sale or disposal of assets		1,822,601	1,779,321	2,366,242
Prepayments on flight equipment		(1,912,215)	(1,268,585)	(947,419)
Collections of finance and sales-type leases		94,703	91,918	74,207
Other		(21,505)	(38,102)	(21,678)
Net cash used in investing activities		(4,052,610)	(3,392,119)	(1,421,379)
Issuance of debt		5,589,825	5,596,402	3,642,166
Repayment of debt		(4,360,520)	(4,695,453)	(5,213,724)
Debt issuance costs paid		(57,831)	(81,396)	(34,687)
Maintenance payments received		743,256	756,314	794,711
Maintenance payments returned		(459,326)	(523,403)	(505,407)
Security deposits received		208,259	187,378	201,970
Security deposits returned		(220,452)	(188,362)	(270,575)
Dividend paid to non-controlling interest holders and others		(8,403)	(266)	(10,501)
Repurchase of shares and tax withholdings on share-based compensation		(834,398)	(1,138,782)	(1,021,119)
Net cash provided by (used in) financing activities		600,410	(87,568)	(2,417,166)
Net decrease in cash, cash equivalents and restricted cash		(611,828)	(339,470)	(457,313)
Effect of exchange rate changes		2,738	(1,032)	(605)
Cash, cash equivalents and restricted cash at beginning of period		2,024,125	2,364,627	2,822,545
Cash, cash equivalents and restricted cash at end of period		1,415,035	2,024,125	2,364,627
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,228,788	1,231,539	1,339,095
Income taxes paid, net		$ 679	$ 18,957	$ 61,834

[1]	Maintenance rights write-off consisted of the following:EOL and MR contract maintenance rights expense$157,792 $355,845 $381,637MR contract maintenance rights write-off due to maintenance liability release29,656 77,494 173,971EOL contract maintenance rights write-off due to cash receipt99,671 106,433 96,503Maintenance rights write-off$287,119 $539,772 $652,111